Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities at Fair Value

The following table sets forth the Company’s assets and liabilities at December 31, 2012 and 2011 that are accounted for at fair value.

	Level 1	Level 2	Level 3	Total
		(Dollars in thousands)
December 31, 2012:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$257,345	$104,172	$361,517
U.S. Government agency residential mortgage-backed securities	—	118,284	—	118,284
Corporate bonds	—	776	—	776

Total investment securities AFS	—	376,405	104,172	480,577
Impaired non-covered loans and leases	—	—	6,664	6,664
Impaired covered loans	—	—	38,463	38,463
Foreclosed assets not covered by
FDIC loss share agreements	—	—	13,924	13,924
Foreclosed assets covered by
FDIC loss share agreements	—	—	52,951	52,951

Total assets at fair value	$—	$376,405	$216,174	$592,579

December 31, 2011:
Investment securities AFS(1):
Obligations of state and political subdivisons	$—	$348,855	$24,192	$373,047
U.S. Government agency residential mortgage-backed securities	—	48,035	—	48,035

Total investment securities AFS	—	396,890	24,192	421,082
Impaired non-covered loans and leases	—	—	10,519	10,519
Impaired covered loans	—	—	1,854	1,854
Foreclosed assets not covered by
FDIC loss share agreements	—	—	31,762	31,762
Foreclosed assets covered by
FDIC loss share agreements	—	—	72,907	72,907

Total assets at fair value	$—	$396,890	$141,234	$538,124

(1)	Does not include $13.7 million at December 31, 2012 and $17.8 million at December 31, 2011 of shares of FHLB- Dallas, FHLB-Atlanta and FNBB stock that do not have readily determinable fair values and are carried at cost.

Schedule of Information Related to Level 3 Non-Recurring Fair Value Measurements

The following table presents information related to Level 3 non-recurring fair value measurements, at December 31, 2012.

Description	Fair Values at December 31, 2012	Technique	Unobservable Inputs
		(Dollars in thousands)
Impaired non-covered loans and leases	$6,664	Third party appraisal or discounted cash flows	1. Management discount based on underlying collateral characteristics and market conditions 2. Life of loan

Impaired covered loans	$38,463	Third party appraisal and/or discounted cash flows	1. Life of loan

Foreclosed assets not covered by FDIC loss share agreements	$13,924	Third party appraisals, broker price opinions and/or discounted cash flows	1. Management discount based on collateral share agreements and market conditions 2. Discount rate 3. Holding period

Foreclosed assets covered by FDIC loss share agreements	$52,951	Third party appraisals and/or discounted cash flows	1. Discount rate 2. Holding period

Assets Measured at Fair Value on Recurring Basis Utilizing Level 3 Inputs

The following table presents additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value.

Investment Securities AFS
(Dollars in thousands)
Balances - January 1, 2011	$20,036
Total realized gains/(losses) included in earnings	(44)
Total unrealized gains/(losses) included in other comprehensive income	82
Purchases	4,500
Paydowns	(1,112)
Transfers in and/or out of Level 3	730

Balances – December 31, 2011	$24,192
Total realized gains/(losses) included in earnings	—
Total unrealized gains/(losses) included in other comprehensive income	359
Paydowns	(1,150)
Sales	(350)
Acquired in Genala acquisition	81,121
Transfers in and/or out of Level 3	—

Balances - December 31, 2012	$104,172